Income Tax Expense (Details) - Schedule of Income Tax Expense	12 Months Ended
	Dec. 31, 2023 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)
Numerical reconciliation of income tax expense and tax at the statutory rate
Loss before income tax expense	$ (6,750,168)	$ (4,617,115)	$ (327,483)	$ (2,695,679)
Tax at the statutory tax rate of 27.5% (Australian company tax rate)	(1,856,296)	(1,269,707)	(90,058)	(741,312)
Tax expenses related with previous years’ non-deductible/(taxable) costs in calculating taxable income	104,840	71,710
Effect of statutory tax rates difference between Australian company tax rate to Israeli company’s tax rate (23%)	233,122	159,456	200,724	55,127
Effect of statutory tax rates difference between Australian company tax rate to U.S. Federal company’s tax rate (21%)	(6,687)	(4,574)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Share-based payments	242,565	165,915	85,045	61,372
Other temporary differences not recognised	1,404,253	960,509	(181,725)	633,979
Income tax expense	$ 121,797	$ 83,309	$ 13,986	$ 9,166